UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  28-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

      /s/  Christopher Cheng     Westfield, NJ     April 30, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $31,426 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      286     6000 SH       SOLE                        0        0     6000
BANK OF AMERICA CORPORATION    COM              060505104       73    10748 SH       SOLE                        0        0    10748
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      347        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      240       85 SH       SOLE                        0        0       85
BLACKROCK CORPOR HI YLD III    COM              09255M104       48    12250 SH       SOLE                        0        0    12250
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      228    10186 SH       SOLE                        0        0    10186
CISCO SYS INC                  COM              17275R102      389    23200 SH       SOLE                        0        0    23200
CITIGROUP INC                  COM              172967101       26    10415 SH       SOLE                        0        0    10415
DUKE REALTY CORP               COM NEW          264411505      231    42061 SH       SOLE                        0        0    42061
E M C CORP MASS                COM              268648102      305    26738 SH       SOLE                        0        0    26738
EXXON MOBIL CORP               COM              30231G102      875    12853 SH       SOLE                        0        0    12853
GATX CORP                      COM              361448103      243    12000 SH       SOLE                        0        0    12000
ISHARES INC                    MSCI BRAZIL      464286400      227     6009 SH       SOLE                        0        0     6009
ISHARES INC                    MSCI PAC J IDX   464286665      293    11892 SH       SOLE                        0        0    11892
ISHARES TR                     BARCLYS US AGG B 464287226     3067    30223 SH       SOLE                        0        0    30223
ISHARES TR                     RUSSELL MCP VL   464287473      303    12656 SH       SOLE                        0        0    12656
ISHARES TR                     IBOXX INV CPBD   464287242     1628    17300 SH       SOLE                        0        0    17300
ISHARES TR                     RUSSELL 1000     464287622     5750   132959 SH       SOLE                        0        0   132959
ISHARES TR                     MSCI EMERG MKT   464287234      743    29937 SH       SOLE                        0        0    29937
ISHARES TR                     RUSSELL1000GRW   464287614     2200    62701 SH       SOLE                        0        0    62701
ISHARES TR                     RUSL 2000 GROW   464287648      325     7067 SH       SOLE                        0        0     7067
ISHARES TR                     RUSSELL MIDCAP   464287499      929    17208 SH       SOLE                        0        0    17208
ISHARES TR                     S&P LTN AM 40    464287390     1791    69865 SH       SOLE                        0        0    69865
ISHARES TR                     BARCLYS SH TREA  464288679      287     2605 SH       SOLE                        0        0     2605
ISHARES TR                     MSCI ACWI EX     464288240      314    11820 SH       SOLE                        0        0    11820
ISHARES TR                     MSCI EAFE IDX    464287465      507    13479 SH       SOLE                        0        0    13479
ISHARES TR                     RUSSELL1000VAL   464287598     1037    25438 SH       SOLE                        0        0    25438
ISHARES TR                     RUSSELL 3000     464287689      268     5850 SH       SOLE                        0        0     5850
ISHARES TR                     S&P 100 IDX FD   464287101     1158    30685 SH       SOLE                        0        0    30685
ISHARES TR                     BARCLYS TIPS BD  464287176      226     2202 SH       SOLE                        0        0     2202
ISHARES TR                     FTSE XNHUA IDX   464287184      239     8373 SH       SOLE                        0        0     8373
ISHARES TR                     RUSSELL 2000     464287655      244     5798 SH       SOLE                        0        0     5798
ISHARES TR                     S&P SMLCAP 600   464287804      570    15651 SH       SOLE                        0        0    15651
JOHNSON & JOHNSON              COM              478160104      670    12742 SH       SOLE                        0        0    12742
JPMORGAN CHASE & CO            COM              46625h100      235     8835 SH       SOLE                        0        0     8835
KIMBERLY CLARK CORP            COM              494368103      213     4620 SH       SOLE                        0        0     4620
KKR FINANCIAL HLDGS LLC        COM              48248A306       59    66658 SH       SOLE                        0        0    66658
MSCI INC                       CL A             55354G100      573    33888 SH       SOLE                        0        0    33888
OMNICOM GROUP INC              COM              681919106      707    30221 SH       SOLE                        0        0    30221
RAYONIER INC                   COM              754907103      234     7736 SH       SOLE                        0        0     7736
SEACOR HOLDINGS INC            COM              811904101     1122    19250 SH       SOLE                        0        0    19250
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      258     5000 SH       SOLE                        0        0     5000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      207     4600 SH       SOLE                        0        0     4600
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1045    37153 SH       SOLE                        0        0    37153
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      706    13734 SH       SOLE                        0        0    13734